Receivables and Debit Balances (Details) - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Prepaid expenses	₪ 0	₪ 0
Institutions	13,870	0
Related parties	20,695	3,466
Accounts receivables	0	337,000
Receivables and debit balances	₪ 34,565	₪ 340,466